Summary of Significant Accounting Policies (Assets of VIE subsidiaries) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,671,230	$ 13,070,987	$ 26,750,427	$ 27,294,819
Accounts receivable	64,678	67,086
Amounts due from related parties	6,521,984	4,399,037
Property and equipment	1,368,360	2,918,112
Deposits and other non-current assets	338,682	309,882
Total assets	6,982,481	6,742,257
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	252,925	1,617,258
Accounts receivable	36,117	13,289
Amounts due from related parties	6,380,630	4,399,037
Property and equipment	1,036	421,571
Deposits and other non-current assets	$ 311,773	$ 291,102